Significant Accounting Policies - Allowances (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Allowance for Doubtful Accounts Receivable	$ 2.6	$ 0.0
Allowances for excess or obsolete materials and supplies	$ 11.1	$ 7.3